BINGHAM McCUTCHEN LLP
150 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110-1726

                                 May 5, 2006

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

           Re: Legg Mason Partners Trust II (filing relates solely to Legg Mason Partners International Large Cap Fund) (File Nos. 811-4007 and 2-90519)

Ladies and Gentlemen:

          On behalf of our client, Legg Mason Partners Trust II, a Massachusetts business trust, (the "Trust"), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectus and Statement of Additional Information with respect to Legg Mason Partners International Large Cap Fund that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 67 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 27, 2006, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

           Please call Mari Wilson at 617-951-8381 or the undersigned at 617-951-8458 with any questions relating to the filing.

Sincerely, /s/ Jeremy B. Kantrowitz Jeremy B. Kantrowitz